Gains on Investment Securities and Dividends - Gains on Investment Securities and Dividends (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Net Investment Income [Line Items]
Net gains on investment securities	¥ 30,284	¥ 54,585	¥ 44,622
Dividends income	2,146	1,925	1,475
Gains on investment securities and dividends	¥ 32,430	¥ 56,510	¥ 46,097